Property, Plant and Equipment	3 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Major classes of property, plant and equipment and their respective balances for Dominion Midstream are as follows:

	March 31, 2015	December 31, 2014
(millions)
Storage	$874.2	$882.0
Transmission	664.2	323.9
Plant under construction	1,273.0	972.3
General and other	36.1	24.9
Total property, plant and equipment	$2,847.5	$2,203.1

The increase in property, plant and equipment is primarily related to the DCG Acquisition and capital expenditures for the Liquefaction Project.

During the three months ended March 31, 2015, Dominion Midstream capitalized interest costs and AFUDC of $0.2 million to property, plant and equipment. No such costs were capitalized in 2014.

Depreciation rates on utility property, plant and equipment are as follows:

	Three Months Ended March 31,
	2015	2014
(percent)
Storage	2.38	2.38
Transmission	2.28	2.82
General and other	7.60	2.49